Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract Assets In Respect Of Concession Arrangements For Construction And Operation Of Photovoltaic Systems [Abstract]
Balance as of January 1	$ 287,042	$ 286,251
Repayment of contract asset under concession arrangements	(17,579)	(32,857)	$ (31,250)
Finance incomes	17,188	24,310
Reclassification from IFRIC 12 into a fixed asset	(162,359)
Translation differences	(17,518)	9,338
Balance as of December 31	$ 106,774	$ 287,042	$ 286,251